Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule of weighted average shares outstanding and basic and diluted earnings per common shares - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
As Reported [Member] | Class A Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Net loss	$ (17,347,991)	$ (664,970)	$ (18,012,961)
Weighted average shares outstanding	31,599,183	33,156,919	31,713,657
Basic and diluted earnings per share
As Reported [Member] | Class B Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Net loss	$ (17,347,991)	$ (664,970)	$ (18,012,961)
Weighted average shares outstanding	15,687,865	8,922,428	12,676,421
Basic and diluted earnings per share	$ (1.11)	$ 0.07	$ (1.42)
Adjustment [Member] | Class A Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Net loss
Weighted average shares outstanding	6,230,455	(29,800,755)	(9,228,919)
Basic and diluted earnings per share	$ (0.37)	$ (0.05)	$ (0.57)
Adjustment [Member] | Class B Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Net loss
Weighted average shares outstanding	(6,230,456)	(172,428)	(3,533,895)
Basic and diluted earnings per share	$ 0.74	$ (0.12)	$ 0.85
As Adjusted [Member] | Class A Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Net loss	$ (17,347,991)	$ (664,970)	$ (18,012,961)
Weighted average shares outstanding	37,829,638	3,356,164	22,484,738
Basic and diluted earnings per share	$ (0.37)	$ (0.05)	$ (0.57)
As Adjusted [Member] | Class B Ordinary Shares [Member]
Condensed Income Statements, Captions [Line Items]
Net loss	$ (17,347,991)	$ (664,970)	$ (18,012,961)
Weighted average shares outstanding	9,457,409	8,750,000	9,142,526
Basic and diluted earnings per share	$ (0.37)	$ (0.05)	$ (0.57)